LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated	$ 2,159		$ 4,715
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	3,776	[1]	4,162	[1]
Loans individually evaluated for impairment, Ending loans balance	5,935		8,877
Loans individually evaluated for impairment, Total allowance	14		14
Loans collectively evaluated for impairment, Ending loans balance	243,226		255,666
Loans collectively evaluated for impairment, Total allowance	1,459		1,296
Loans receivable, Recorded investments	249,161		264,543
Allowance for loan losses	1,473		1,310		875
Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	14		14
Loans collectively evaluated for impairment, Total allowance	1,259		1,096
Allowance for loan losses	1,273		1,110
Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Total allowance	200		200
Allowance for loan losses	200		200
Residential Real Estate One To Four Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated	2,159		4,715
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	2,735	[1]	2,989	[1]
Loans individually evaluated for impairment, Ending loans balance	4,894		7,704
Loans individually evaluated for impairment, Total allowance	14		14
Loans collectively evaluated for impairment, Ending loans balance	191,487		201,388
Loans collectively evaluated for impairment, Total allowance	989		860
Loans receivable, Recorded investments	196,381		209,092
Allowance for loan losses	999		871		565
Residential Real Estate One To Four Family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	14		14
Loans collectively evaluated for impairment, Total allowance	989		860
Residential Real Estate One To Four Family [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Total allowance	0		0
Residential Real Estate Multi Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance	14,002		14,506
Loans collectively evaluated for impairment, Total allowance	73		63
Loans receivable, Recorded investments	14,002		14,506
Allowance for loan losses	74		63		49
Residential Real Estate Multi Family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	73		63
Residential Real Estate Multi Family [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	0		0
Residential Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance	2,122		1,753
Loans collectively evaluated for impairment, Total allowance	11		8
Loans receivable, Recorded investments	2,122		1,753
Allowance for loan losses	11		8		3
Residential Real Estate Construction [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	11		8
Residential Real Estate Construction [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	0		0
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance	1,918		2,821
Loans collectively evaluated for impairment, Total allowance	10		12
Loans receivable, Recorded investments	2,362		2,821
Allowance for loan losses	10		12		0
Land [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	10		12
Land [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	0		0
Farm [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated	0		0
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	444	[1]	485	[1]
Loans individually evaluated for impairment, Ending loans balance	444		485
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Ending loans balance	1,644		1,358
Loans collectively evaluated for impairment, Total allowance	9		6
Loans receivable, Recorded investments	1,644		1,843
Allowance for loan losses	9		6		0
Farm [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Total allowance	9		6
Farm [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Total allowance	0		0
Non residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated	0		0
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	529	[1]	546	[1]
Loans individually evaluated for impairment, Ending loans balance	529		546
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Ending loans balance	21,416		21,546
Loans collectively evaluated for impairment, Total allowance	112		94
Loans receivable, Recorded investments	21,945		22,092
Non residential real estate [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Total allowance	112		94
Non residential real estate [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Total allowance	0		0
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated	0		0
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	68	[1]	119	[1]
Loans individually evaluated for impairment, Ending loans balance	68		119
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Ending loans balance	2,012		3,070
Loans collectively evaluated for impairment, Total allowance	11		13
Loans receivable, Recorded investments	2,080		3,189
Allowance for loan losses	11		13		0
Commercial and industrial [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Total allowance	11		13
Commercial and industrial [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance	0		0
Loans collectively evaluated for impairment, Total allowance	0		0
Loans on deposits [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance	2,564		2,710
Loans collectively evaluated for impairment, Total allowance	13		12
Loans receivable, Recorded investments	2,564		2,710
Allowance for loan losses	14		12		7
Loans on deposits [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	13		12
Loans on deposits [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	0		0
Home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance	5,359		5,757
Loans collectively evaluated for impairment, Total allowance	28		25
Loans receivable, Recorded investments	5,359		5,757
Allowance for loan losses	28		25		16
Home equity [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	28		25
Home equity [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	0		0
Unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated			0
Loans individually evaluated for impairment, Acquired with deteriorated credit quality			23	[1]
Loans individually evaluated for impairment, Ending loans balance			23
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Ending loans balance	638		708
Loans collectively evaluated for impairment, Total allowance	3		3
Loans receivable, Recorded investments	638		708
Allowance for loan losses	3		6		0
Unsecured [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance	3		3
Unsecured [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance	0		0
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance	0		0
Loans collectively evaluated for impairment, Total allowance	200		200
Allowance for loan losses	200		200		200
Unallocated [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	0		0
Unallocated [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	200		200
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance	64		49
Loans collectively evaluated for impairment, Total allowance	0		0
Loans receivable, Recorded investments	64		72
Allowance for loan losses	0		0		0
Automobile [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	0		0
Automobile [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance	$ 0		$ 0

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.